UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Investment Company Act File Number: 811-22299

RENN Global Entrepreneurs Fund, Inc.

8080 N. Central Expressway, Suite 210, LB - 59 Dallas, Texas 75206-1857
(Address of Principal Executive Offices) (Zip Code)
Russell G. Cleveland 8080 N. Central Expressway, Suite 210, LB-59 Dallas, Texas 75206-1857
(Name and Address of Agent for Service)
Registrant’s telephone number: 214-891-8294 Date of Fiscal Year-End: 12/31/2012 Date of reporting period: 7/1/2012 – 6/30/2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form-N-PX, and the Commission will make this information public.

Item 1:  Proxy Voting Record.

Disclosed is the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Bovie Medical Corporation
Ticker:                BVX                                     Security ID:          10211F100
Meeting Date:    July 16, 2013                     Meeting Type:      Annual
Record Date:      May 29, 2013

Proposal	Recommend	Vote Cast	Sponsor

1.1 Director Andrew Makrides	For	For	Management
1.2 Director J. Robert Saron	For	For	Management
1.3 Director George W. Kromer	For	For	Management
1.4 Director Michael Norman	For	For	Management
1.5 Director August Lentricchia	For	For	Management
1.6 Director Michael Geraghty	For	For	Management
1.7 Director Lawrence J. Waldman	For	For	Management
2. The ratification of the appointment of Kingery & Crouse PA as the company's independent public accountants for the year ending Decenber 31, 2013.	For	For	Management
3. The approval of a non-binding advisory proposal approving a resolution supporting the compensation of named executive officers	For	For	Management
4. The approval of a non-binding advisory vote on the frequency of an advisory vote on compensation of named executive officers.	3 Years	1 Year	Management

Flamel Technologies
Ticker:                   FLML                                   Security ID:       338488109
Meeting Date:      June 20, 2013                      Meeting Type:   Annual
Record Date:        May 13, 2013

Proposal	Recommend	Vote Cast	Sponsor

1. Approval of Statutory accounts for year ended 12/31/2012	For	For	Management
2. Allocation of results	For	For	Management
3. Renewal of Mr. Michael S. Anderson as Director	For	For	Management
4. Renewal of Mrs. Catherine Brechignac as Director	For	For	Management
5. Renewal of Mr. Guillaume Cerutti as Director	For	For	Management
6. Renewal of Mr. Francis JT Fildes as Director	For	For	Management
7. Renewal of Ambassador Craig Stapleton as Director	For	For	Management
8. Renewal of Mr. Elie Vannier as Director	For	For	Management
9. Renewal of Mr. Stephen H. Willard as Director	For	For	Management
10. Determination of the annual amount of Directors'	For	For	Management
attendance fees.
11. Approval of agreements referred to in Article L. 225-38	For	For	Management
ET SEQ. of the French Commercial Code.
E12. Authorization to be granted to the Board of Directors to allocate six hundred thousand (600,000) stock options and taking note of the resulting capital increases.	For	For	Management
E13.  Authorization to be granted to the Board of Directors to allocate two hundred thousand (200,000) existing or to be issued shares at no cost ("Free Shares") and establishment of the subsequent capital increases.
	For	For	Management
E14.   Authorization to be granted to the Board of Directors for
issue of a maximum number of three hundred thousand (300,000) stock warrants (BSA) reserved for a category of persons defined by the fifteenth resolution; authorization to be granted to the Board of Directors for carrying out the resulting capital increases.
	For	For	Management
E15.   Cancellation of the preferential right of subscription attributed to the shareholders with respect  to the capital increase set forth in the fourteenth resolution to the benefit of a category of persons consisting of the company's directors and scientific advisory board's members who are neither authorized agents nor employees of the company, but including the Chairman of the Board of Directors.
	For	For	Management
E16.   Authorization to be granted to the Board of Directors
for issue of a maximum number of two hundred thousand
(200,000) ordinary shares of a nominal value of EUR 0.12196, in the form of american depositary shares (ADS), reserved for a category of persons defined by the seventeenth resolution;
authorization to be granted to the Board of Directors for
carrying out the resulting capital increases.
	For	For	Management
E17.   Cancellation of the preferential right of subscription
attributed to the shareholders with respect to the capital increase set forth in the sixteenth resolution to the benefit of a category of persons consisting of any person or company having sold or transferred to the company asset(s) including any shares, representing immediately or overtime or voting rights in any commercial enterprise.
	For	For	Management
E18. Authorization to be granted to the Board of Directors to increase the share capital by issuing of shares reserved for the members of a company savings plan established in application of articles L.3332-18 ET SEQ. of the French Labor Code.	Against	For	Management
E19. Cancellation of the preferential right of subscription attributed to the shareholders with respect to the capital increase set forth in the eighteenth resolution to the benefit of a category of persons consisting of employees of the company.	Against	For	Management
E20. Powers for formalities	For	For	Management

iSatori, Inc.
Ticker:                   IFIT                                       Security ID:      464260108
Meeting Date:       June 27, 2013                     Meeting Type:   Annual
Record Date:         June 5, 2013

Proposal	Recommend	Vote Cast	Sponsor

1.1 Director Stephen Adele	For	For	Management
1.2 Director Russell Cleveland	For	For	Management
1.3 Director Robert M. Galecke	For	For	Management
1.4 Director Bradford Morgan	For	For	Management
1.5 Director Todd Ordal	For	For	Management
2. To approve, by a non-binding advisory vote, the compensation paid to the company's named executive officers.	For	For	Management
3.   To select, by a non-binding advisory vote, the frequency-every year, every other year, or every third year-at which the stockholders of the company will be asked to approve, by a non-binding advisory vote, the compensation paid to the named executive officers of the company.
	3 Years	1 Year	Management
4. To approve the iSatori, Inc. 2012 employee equity incentive plan.	For	For	Management
5. Approve amendment to certificate of incorporation to permit holders to take action by written consent in lieu of a meeting if the written consent is signed by the holders of outstanding stock having not less than minimum number of votes that would be necessary to authorize or take such action at a meeting at which all shares entitled to vote thereon were present and voted.	For	For	Management
6. To transact such other business as may properly come before the annual meeting and any adjournments or postponements thereof.	For	For	Management

Points International Ltd.
Ticker:                  PTSEF                              Security ID:         730843109
Meeting Date:     May 2, 2013                      Meeting Type:      Annual
Record Date:       March 22, 2013

Proposal	Recommend	Vote Cast	Sponsor

1.1 Director Bernay Box	For	For	Management
1.2 Director Christopher Barnard	For	For	Management
1.3 Director Michael Beckerman	For	For	Management
1.4 Director Douglas Carty	For	For	Management
1.5 Director Bruce Croxon	For	For	Management
1.6 Director Robert MacLean	For	For	Management
1.7 Director John Thompson	For	For	Management
2. The appointment of KPMG LLP as auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	For	For	Management

Tiger Media Inc.  (formally SearchMedia Holdings Ltd.)
Ticker:                   IDI                                                Security ID:       G8005Y106
Meeting Date:      December 14, 2012                    Meeting Type:   Annual
Record Date:        October 29, 2012

Proposal	Recommend	Vote Cast	Sponsor

1. To elect Mr. Robert Fried as a Director of the Company	For	For	Management
2. To elect Mr. Chi-Chuan (Frank) Chen as a Director of the Company	For	For	Management
3. To elect Mr. Paul M. Conway as a Director of the Company	For	For	Management
4. To elect Mr. Yunan (Jeffrey) Ren as a Director of the Company	For	For	Management
5. To elect Mr Steven D. Rubin as a Director of the Company	For	For	Management
6. To elect Mr. Peter W.H. Tan as a Director of the Company
7.  To amend the company's amended and restated 2008 share incentive plan (The "2008 Plan") by increasing the number of authorized ordinary shares available for grant under the 2008 plan froom 3,000,000 ordinary shares to 4,500,000 ordinary shares.
	For	For	Management
S8. By special resolution to change the name of the company from SearchMedia Holdings Limited to Tiger Media, Inc.	For	For	Management
S9. By special resolution to amend the Articles of Association of the company to reduce the minimum notice for a Director meeting from seven days to two days.	For	For	Management

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                        RENN Global Entrepreneurs Fund, Inc.
                                            /s/ Russell Cleveland
By:                                    Russell Cleveland
Title:                                 President, CEO & Director
Date:                                 August 26, 2013